FINANCIAL INSTRUMENTS - Currency Exchange Rate Derivative Contracts (Details) - Dec. 31, 2018 - Exchange rate risk € in Millions, $ in Millions	CAD ($) $ / shares € / $	EUR (€) $ / shares € / $
Canadian dollar option contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | $	$ 468
Canadian dollar option contracts | 2019
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | $	$ 282
Canadian dollar option contracts | 2019 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD)	1.25	1.25
Canadian dollar option contracts | 2019 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD)	1.39	1.39
Canadian dollar option contracts | 2020
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | $	$ 186
Canadian dollar option contracts | 2020 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD)	1.30	1.30
Canadian dollar option contracts | 2020 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD)	1.36	1.36
Canadian dollar option contracts, call option one | 2019
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD)	1.25	1.25
Canadian dollar option contracts, call option two | 2020
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD)	1.30	1.30
Canadian dollar option contracts, put option one | 2019
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD)	1.39	1.39
Canadian dollar option contracts, put option two | 2020
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD)	1.36	1.36
Euro option contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | €		€ 96
Euro option contracts | 2019
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | €		€ 96
Euro option contracts | 2019 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD) | € / $	1.13	1.13
Euro option contracts | 2019 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD) | € / $	1.20	1.20
Euro option contracts | 2020
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | €		€ 0
Euro option contracts, put option | 2019
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD) | € / $	1.13	1.13
Euro option contracts, call option | 2019
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD) | € / $	1.20	1.20